UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Columbia Real Estate Equity Fund

Semiannual Report for the Period Ended June 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

On May 3, 2010, Ameriprise Financial, Inc. announced that it had completed the acquisition of the long-term asset management business of Columbia Management Group, LLC from Bank of America. This includes the business of managing its equity and fixed-income mutual funds. Ameriprise Financial has combined its current U.S. asset management business, RiverSource Investments, LLC, with Columbia Management. This transaction puts together two leading asset management firms to create one entity that ranks as one of the largest managers of long-term mutual fund assets in the United States. This combined business will operate under the well-regarded Columbia Management brand, where we will build on the strengths of our combined investment capabilities and talent, our broad and diversified product lineup and exceptional service.

Our combined business has a new breadth and depth of investment choices. William “Ted” Truscott, CEO, U.S. asset management and president of annuities for Ameriprise Financial, leads the combined U.S. asset management business. Michael Jones serves as president, U.S. asset management.1 Colin Moore continues to serve as chief investment officer.1 I am also continuing in my role as head of mutual funds, responsible for the delivery of mutual fund products and services to investors. The Columbia funds’ advisers, distributor and transfer agent are now subsidiaries of our parent company, Ameriprise Financial, but operate under the Columbia Management name. You will begin to see these names used in communications and statements going forward.

Service provider name
Advisers	Columbia Management Investment Advisers, LLC Columbia Wanger Asset Management, LLC
Distributor	Columbia Management Investment Distributors, Inc.
Transfer Agent	Columbia Management Investment Services Corp.

As a valued investor in Columbia funds, please know that our goal is to ensure a smooth transition and provide the highest quality products and services. Transition teams across the organization continue their efforts to build on best practices from both legacy organizations with integration efforts including rebranding, vendor and system consolidations and client communications. Additionally, we want to assure you that the funds’ portfolio managers also continue to focus on providing uninterrupted service to all fund shareholders.

Although we have a lot of work ahead of us in 2010, Columbia Management and Ameriprise Financial are excited about the opportunities for our combined organization. I share this optimism and believe it positions us as a best-in-class asset management business with the ability to deliver more for our clients than ever before.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

[1]	Associate joined Columbia Management Investment Advisers, LLC as part of its 2010 acquisition of the long-term asset management business of Columbia Management Group, LLC from Bank of America.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Securities products offered through Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA. Advisory services provided by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Real Estate Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 07/01/00 – 06/30/10 ($)

Sales charge	without	with
Class A	22,096	20,828
Class B	20,896	20,896
Class C	20,890	20,890
Class Z	22,590	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Real Estate Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 06/30/10 (%)

Share class	A		B		C		Z
Inception	11/01/02		11/01/02		10/13/03		04/01/94
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.09	–0.91	4.70	–0.30	4.71	3.71	5.21
1- year	47.62	39.07	46.44	41.44	46.57	45.57	48.04
5-year	–0.12	–1.30	–0.86	–1.02	–0.85	–0.85	0.13
10-year	8.25	7.61	7.65	7.65	7.64	7.64	8.49

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Summary

6-month (cumulative) return as of 06/30/10

+5.09% Class A shares (without sales charge)

+5.56% FTSE NAREIT Equity REITs Index

The FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index tracks performance of all publicly traded equity real estate investment trusts (REITs). Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Annual operating expense ratio (%)*

Class A	1.40
Class B	2.15
Class C	2.15
Class Z	1.15
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from expenses incurred by the investment companies, inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share as of 06/30/10 ($)

Class A	10.48
Class B	10.50
Class C	10.48
Class Z	10.50
Distributions declared per share 01/01/10 – 06/30/10 ($)

Class A	0.11
Class B	0.07
Class C	0.07
Class Z	0.12

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A and Class B share performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to their inception. Class C share performance information includes returns of Class B shares for the period from November 1, 2002 through October 12, 2003, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A and Class B shares were initially offered on November 1, 2002, Class C shares were initially offered on October 13, 2003, and Class Z shares were initially offered on April 1, 1994.

Understanding Your Expenses – Columbia Real Estate Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

01/01/10 – 06/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.90	1,018.55	6.41	6.31	1.26
Class B	1,000.00	1,000.00	1,047.00	1,014.83	10.20	10.04	2.01
Class C	1,000.00	1,000.00	1,047.10	1,014.83	10.20	10.04	2.01
Class Z	1,000.00	1,000.00	1,052.10	1,019.79	5.14	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Common Stocks – 99.1%

	Shares	Value ($)
Consumer Discretionary – 2.6%
Hotels, Restaurants & Leisure – 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	122,652	5,081,473
Vail Resorts, Inc. (a)	102,667	3,584,105

Hotels, Restaurants & Leisure Total		8,665,578

Consumer Discretionary Total		8,665,578

Financials – 95.5%
Real Estate Investment Trusts (REITs) – 92.2%
Alexandria Real Estate Equities, Inc.	111,176	7,045,223
American Campus Communities, Inc.	312,000	8,514,480
Apartment Investment & Management Co., Class A	256,900	4,976,153
AvalonBay Communities, Inc.	70,300	6,563,911
BioMed Realty Trust, Inc.	479,529	7,715,622
Boardwalk Real Estate Investment Trust (b)	CAD 163,637	6,157,811
Boston Properties, Inc.	80,536	5,745,438
CBL & Associates Properties, Inc.	399,204	4,966,098
Digital Realty Trust, Inc.	337,250	19,452,580
Entertainment Properties Trust	215,006	8,185,278
Equity Lifestyle Properties, Inc.	293,191	14,140,602
Equity Residential Property Trust	285,344	11,881,724
Extra Space Storage, Inc.	685,652	9,530,563
Federal Realty Investment Trust	268,153	18,843,111
Getty Realty Corp.	164,200	3,679,722
Health Care REIT, Inc.	329,707	13,887,259
Host Hotels & Resorts, Inc.	929,719	12,532,612
Kilroy Realty Corp.	185,000	5,500,050
LaSalle Hotel Properties	219,800	4,521,286
Mid-America Apartment Communities, Inc.	216,732	11,155,196
Potlatch Corp.	434,823	15,536,226
ProLogis	664,900	6,735,437
Public Storage	285,364	25,086,349
Ramco-Gershenson Properties Trust	428,807	4,330,951
Simon Property Group, Inc.	436,248	35,227,026
Sunstone Hotel Investors, Inc.(a)	269,317	2,674,318

	Shares	Value ($)
U-Store-It Trust	416,600	3,107,836
Ventas, Inc.	328,254	15,411,525
Vornado Realty Trust	139,945	10,208,988
Weingarten Realty Investors	156,600	2,983,230

Real Estate Investment Trusts (REITs) Total		306,296,605

Real Estate Management & Development – 3.3%
Brookfield Properties Corp.	462,221	6,489,583
Forest City Enterprises, Inc., Class A (a)	119,015	1,347,250
Jones Lang LaSalle, Inc.	47,091	3,091,053

Real Estate Management & Development Total		10,927,886

Financials Total		317,224,491

Health Care – 1.0%
Health Care Providers & Services – 1.0%
Emeritus Corp. (a)	190,859	3,112,910

Health Care Providers & Services Total		3,112,910

Health Care Total		3,112,910

Total Common Stocks (cost of $284,393,199)		329,002,979

Short-Term Obligation – 0.7%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $2,425,869 (repurchase proceeds $2,375,000)	2,375,000	2,375,000

Total Short-Term Obligation (cost of $2,375,000)		2,375,000

Total Investments – 99.8% (cost of $286,768,199) (c)		331,377,979

Other Assets & Liabilities, Net – 0.2%		749,268

Net Assets – 100.0%		332,127,247

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	This security denominated in Canadian dollars.

(c)	Cost for federal income tax purposes is $286,768,199.

See Accompanying Notes to Financial Statements.

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$329,002,979	$—	$—	$329,002,979

Total Short-Term Obligation	—	2,375,000	—	2,375,000

Total Investments	$329,002,979	$2,375,000	$—	$331,377,979

There were no significant transfers between Levels 1 and 2 during the period.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	95.5
Consumer Discretionary	2.6
Health Care	1.0

99.1
Short-Term Obligation	0.7
Other Assets and Liabilities, Net	0.2

100.0

Acronym	Name
CAD	Canadian Dollar

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

		($)
Assets	Investments, at cost	286,768,199

	Investments, at value	331,377,979
	Cash	55,877
	Receivable for:
	Fund shares sold	399,469
	Dividends	1,039,764
	Trustees’ deferred compensation plan	40,188
	Prepaid expenses	10,838

	Total Assets	332,924,115

Liabilities	Payable for:
	Fund shares repurchased	402,733
	Investment advisory fee	214,614
	Pricing and bookkeeping fees	4,078
	Transfer agent fee	54,642
	Trustees’ fees	1,992
	Custody fee	1,185
	Distribution and service fees	11,909
	Chief compliance officer expenses	165
	Reports to shareholders	40,502
	Trustees’ deferred compensation plan	40,188
	Other liabilities	24,860

	Total Liabilities	796,868

	Net Assets	332,127,247

Net Assets Consist of	Paid-in capital	317,143,824
	Undistributed net investment income	141,353
	Accumulated net realized loss	(29,767,125)
	Net unrealized appreciation (depreciation) on:
	Investments	44,609,780
	Foreign currency translations	(585)

	Net Assets	332,127,247

Class A	Net assets	$20,944,068
	Shares outstanding	1,997,873
	Net asset value per share	$10.48	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.48/0.9425)	$11.12	(b)

Class B	Net assets	$3,059,900
	Shares outstanding	291,331
	Net asset value and offering price per share	$10.50	(a)

Class C	Net assets	$5,640,087
	Shares outstanding	538,220
	Net asset value and offering price per share	$10.48	(a)

Class Z	Net assets	$302,483,192
	Shares outstanding	28,802,278
	Net asset value, offering and redemption price per share	$10.50

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Real Estate Equity Fund

For the Six Months Ended June 30, 2010 (Unaudited)

		($)
Investment Income	Dividends	5,889,935
	Interest	1,330
	Foreign taxes withheld	(35,821)

	Total Investment Income	5,855,444

Expenses	Investment advisory fee	1,220,718
	Distribution fee:
	Class B	12,430
	Class C	20,860
	Service fee:
	Class A	24,739
	Class B	4,143
	Class C	6,953
	Transfer agent fee	229,448
	Pricing and bookkeeping fees	41,693
	Trustees’ fees	15,125
	Custody fee	5,633
	Chief compliance officer expenses	360
	Other expenses	123,826

	Expenses before interest expense	1,705,928
	Interest expense	42

	Total Expenses	1,705,970
	Expense reductions	(55)

	Net Expenses	1,705,915

	Net Investment Income	4,149,529

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain on:
	Investments	22,988,040
	Foreign currency transactions	4,072

	Net realized gain	22,992,112

	Net change in unrealized appreciation (depreciation) on:
	Investments	(14,835,776)
	Foreign currency translations	(445)

	Net change in unrealized appreciation (depreciation)	(14,836,221)

	Net Gain	8,155,891

	Net Increase Resulting from Operations	12,305,420

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Real Estate Equity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended June 30, 2010 ($)	Period from September 1, 2009 through December 31, 2009 ($) (a)	Year Ended August 31, 2009 ($)
Operations	Net investment income	4,149,529	2,048,366	6,478,152
	Net realized gain (loss) on investments and foreign currency transactions	22,992,112	24,306,236	(91,398,068)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,836,221)	7,629,618	(8,110,279)

	Net increase (decrease) resulting from operations	12,305,420	33,984,220	(93,030,195)

Distributions to Shareholders	From net investment income:
	Class A	(204,445)	(217,802)	(551,971)
	Class B	(20,059)	(29,707)	(117,661)
	Class C	(35,986)	(33,297)	(110,966)
	Class Z	(3,360,034)	(3,425,286)	(8,341,582)
	From return of capital:
	Class A	—	(151,558)	(299,968)
	Class B	—	(29,124)	(73,441)
	Class C	—	(33,092)	(72,111)
	Class Z	—	(2,168,787)	(4,249,735)

	Total distributions to shareholders	(3,620,524)	(6,088,653)	(13,817,435)

	Net Capital Stock Transactions	23,521,255	9,494,663	51,156,494
	Increase from Regulatory Settlements	22,629	—	—

	Total increase (decrease) in net assets	32,228,780	37,390,230	(55,691,136)

Net Assets	Beginning of period	299,898,467	262,508,237	318,199,373
	End of period	332,127,247	299,898,467	262,508,237
	Undistributed (overdistributed) net investment income at end of period	141,353	(387,652)	1,268,255

(a)	The Fund changed its fiscal year end from August 31 to December 31.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Real Estate Equity Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended June 30, 2010		Period from September 1, 2009 through December 31, 2009 (a)		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	431,999	4,761,202	148,133	1,400,964	897,568	7,501,890
Distributions reinvested	16,976	185,478	36,378	347,579	103,384	796,102
Redemptions	(262,315)	(2,795,218)	(251,800)	(2,376,319)	(733,801)	(5,988,913)

Net increase (decrease)	186,660	2,151,462	(67,289)	(627,776)	267,151	2,309,079

Class B
Subscriptions	6,821	75,365	4,866	44,893	26,122	254,768
Distributions reinvested	1,657	18,119	5,598	53,604	22,182	170,811
Redemptions	(48,882)	(532,634)	(46,753)	(442,409)	(194,445)	(1,599,367)

Net decrease	(40,404)	(439,150)	(36,289)	(343,912)	(146,141)	(1,173,788)

Class C
Subscriptions	146,005	1,543,176	126,941	1,237,016	97,202	833,369
Distributions reinvested	3,071	33,468	6,394	61,091	22,330	170,897
Redemptions	(85,205)	(914,863)	(49,543)	(470,948)	(196,401)	(1,646,317)

Net increase (decrease)	63,871	661,781	83,792	827,159	(76,869)	(642,051)

Class Z
Subscriptions	5,759,751	64,666,978	2,795,492	26,785,491	15,480,870	128,665,264
Distributions reinvested	175,994	1,924,898	334,240	3,200,691	976,848	7,579,012
Redemptions	(4,240,932)	(45,444,714)	(2,147,820)	(20,346,990)	(10,673,077)	(85,581,022)

Net increase	1,694,813	21,147,162	981,912	9,639,192	5,784,641	50,663,254

(a)	The Fund changed its fiscal year end from August 31 to December 31.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Period Ended December 31,		Year Ended August 31,
Class A Shares	2010		2009 (a)		2009	2008		2007		2006		2005
Net Asset Value, Beginning of Period	$10.07		$9.11		$13.85	$20.72		$29.07		$27.84		$25.59

Income from Investment Operations:
Net investment income (b)	0.13		0.06		0.22	0.29		0.22		0.39		0.79 (c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.10		(4.46)	(1.10)		1.24		4.90		4.73

Total from investment operations	0.52		1.16		(4.24)	(0.81)		1.46		5.29		5.52

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.12)		(0.33)	(0.16)		(0.33)		(0.78)		(0.75)
From net realized gains	—		—		—	(5.90)		(9.48)		(3.28)		(2.52)
From return of capital	—		(0.08)		(0.17)	—		—		—		—

Total distributions to shareholders	(0.11)		(0.20)		(0.50)	(6.06)		(9.81)		(4.06)		(3.27)

Increase from Regulatory Settlements	—	(d)	—		—	—		—		—		—

Net Asset Value, End of Period	$10.48		$10.07		$9.11	$13.85		$20.72		$29.07		$27.84
Total return (e)	5.09	%(f)	12.86	%(f)	(29.89)%	(5.46)%		1.72%		21.66%		22.65%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.26	%(h)	1.39	%(h)	1.31%	1.28%		1.21%		1.19%		1.18%
Interest expense	—	%(h)(i)	—		—	—	%(i)	—	%(i)	—	%(i)	—
Net expenses (g)	1.26	%(h)	1.39	%(h)	1.31%	1.28%		1.21%		1.19%		1.18%
Net investment income (g)	2.38	%(h)	1.99	%(h)	2.69%	1.93%		0.84%		1.45%		2.98%
Portfolio turnover rate	46	%(f)	32	%(f)	110%	78%		67%		10%		10%
Net assets, end of period (000s)	$20,944		$18,245		$17,114	$22,321		$31,069		$44,685		$45,756

(a)	The Fund changed its fiscal year end from August 31 to December 31. Per share data and total return reflect activity from September 1, 2009 through December 31, 2009.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Period Ended December 31,		Year Ended August 31,
Class B Shares	2010		2009 (a)		2009	2008		2007		2006		2005
Net Asset Value, Beginning of Period	$10.09		$9.12		$13.85	$20.76		$29.09		$27.85		$25.60

Income from Investment Operations:
Net investment income (b)	0.08		0.04		0.16	0.20		0.03		0.19		0.60 (c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		1.10		(4.46)	(1.14)		1.24		4.90		4.73

Total from investment operations	0.48		1.14		(4.30)	(0.94)		1.27		5.09		5.33

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.09)		(0.26)	(0.07)		(0.12)		(0.57)		(0.56)
From net realized gains	—		—		—	(5.90)		(9.48)		(3.28)		(2.52)
From return of capital	—		(0.08)		(0.17)	—		—		—		—

Total distributions to shareholders	(0.07)		(0.17)		(0.43)	(5.97)		(9.60)		(3.85)		(3.08)

Increase from Regulatory Settlements	—	(d)	—		—	—		—		—		—

Net Asset Value, End of Period	$10.50		$10.09		$9.12	$13.85		$20.76		$29.09		$27.85
Total return (e)	4.70	%(f)	12.57	%(f)	(30.38)%	(6.21)%		0.99%		20.78%		21.74%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.01	%(h)	2.14	%(h)	2.06%	2.03%		1.96%		1.94%		1.93%
Interest expense	—	%(h)(i)	—		—	—	%(i)	—	%(i)	—	%(i)	—
Net expenses (g)	2.01	%(h)	2.14	%(h)	2.06%	2.03%		1.96%		1.94%		1.93%
Net investment income (g)	1.58	%(h)	1.22	%(h)	1.96%	1.30%		0.10%		0.72%		2.26%
Portfolio turnover rate	46	%(f)	32	%(f)	110%	78%		67%		10%		10%
Net assets, end of period (000s)	$3,060		$3,348		$3,356	$7,123		$9,663		$13,309		$14,393

(a)	The Fund changed its fiscal year end from August 31 to December 31. Per share data and total return reflect activity from September 1, 2009 through December 31, 2009.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Period Ended December 31,		Year Ended August 31,
Class C Shares	2010		2009 (a)		2009	2008		2007		2006		2005
Net Asset Value, Beginning of Period	$10.07		$9.10		$13.82	$20.72		$29.06		$27.83		$25.58

Income from Investment Operations:
Net investment income (b)	0.09		0.04		0.16	0.19		0.03		0.18		0.55 (c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.10		(4.45)	(1.12)		1.23		4.90		4.78

Total from investment operations	0.48		1.14		(4.29)	(0.93)		1.26		5.08		5.33

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.09)		(0.26)	(0.07)		(0.12)		(0.57)		(0.56)
From net realized gains	—		—		—	(5.90)		(9.48)		(3.28)		(2.52)
From return of capital	—		(0.08)		(0.17)	—		—		—		—

Total distributions to shareholders	(0.07)		(0.17)		(0.43)	(5.97)		(9.60)		(3.85)		(3.08)

Increase from Regulatory Settlements	—	(d)	—		—	—		—		—		—

Net Asset Value, End of Period	$10.48		$10.07		$9.10	$13.82		$20.72		$29.06		$27.83
Total return (e)	4.71	%(f)	12.60	%(f)	(30.37)%	(6.18)%		0.94%		20.75%		21.75%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.01	%(h)	2.14	%(h)	2.06%	2.03%		1.96%		1.94%		1.93%
Interest expense	—	%(h)(i)	—		—	—	%(i)	—	%(i)	—	%(i)	—
Net expenses (g)	2.01	%(h)	2.14	%(h)	2.06%	2.03%		1.96%		1.94%		1.93%
Net investment income (g)	1.63	%(h)	1.37	%(h)	1.95%	1.26%		0.11%		0.66%		2.08%
Portfolio turnover rate	46	%(f)	32	%(f)	110%	78%		67%		10%		10%
Net assets, end of period (000s)	$5,640		$4,777		$3,553	$6,462		$8,263		$5,486		$4,821

(a)	The Fund changed its fiscal year end from August 31 to December 31. Per share data and total return reflect activity from September 1, 2009 through December 31, 2009.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Period Ended December 31,		Year Ended August 31,
Class Z Shares	2010		2009 (a)		2009	2008		2007		2006		2005
Net Asset Value, Beginning of Period	$10.09		$9.13		$13.88	$20.74		$29.10		$27.86		$25.60

Income from Investment Operations:
Net investment income (b)	0.14		0.07		0.24	0.33		0.29		0.48		0.90 (c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.10		(4.47)	(1.10)		1.22		4.88		4.70

Total from investment operations	0.53		1.17		(4.23)	(0.77)		1.51		5.36		5.60

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.13)		(0.35)	(0.19)		(0.39)		(0.84)		(0.82)
From net realized gains	—		—		—	(5.90)		(9.48)		(3.28)		(2.52)
From return of capital	—		(0.08)		(0.17)	—		—		—		—

Total distributions to shareholders	(0.12)		(0.21)		(0.52)	(6.09)		(9.87)		(4.12)		(3.34)

Increase from Regulatory Settlements	—	(d)	—		—	—		—		—		—

Net Asset Value, End of Period	$10.50		$10.09		$9.13	$13.88		$20.74		$29.10		$27.86
Total return (e)	5.21	%(f)	12.97	%(f)	(29.71)%	(5.21)%		1.95%		21.99%		22.99%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.01	%(h)	1.14	%(h)	1.06%	1.03%		0.96%		0.94%		0.93%
Interest expense	—	%(h)(i)	—		—	—	%(i)	—	%(i)	—	%(i)	—
Net expenses (g)	1.01	%(h)	1.14	%(h)	1.06%	1.03%		0.96%		0.94%		0.93%
Net investment income (g)	2.59	%(h)	2.28	%(h)	2.96%	2.17%		1.11%		1.78%		3.40%
Portfolio turnover rate	46	%(f)	32	%(f)	110%	78%		67%		10%		10%
Net assets, end of period (000s)	$302,483		$273,528		$238,485	$282,293		$377,388		$578,899		$758,147

(a)	The Fund changed its fiscal year end from August 31 to December 31. Per share data and total return reflect activity from September 1, 2009 through December 31, 2009.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. The Fund no longer accepts investments from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2009 was as follows:

December 31, 2009
Distributions paid from:
Ordinary Income*	$3,706,092
Long-Term Capital Gains	—
Tax Return of Capital	2,382,561

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$58,014,293
Unrealized depreciation	(13,404,513)
Net unrealized appreciation	$44,609,780

The following capital loss carryforwards, determined as of December 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$2,766,637
2017	49,528,562
Total	52,295,199

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Fund. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the “New Advisor”). The New Advisor receives a monthly investment advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets.

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory, administrative and other services to the Fund under the same fee structure.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the “Administrative Agreement”).

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor does not receive a fee for its services under the Administrative Agreement.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the New Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc. (the “Previous Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended June 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

For the six month period ended June 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $1,554 and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $—, $1,921 and $215, respectively.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee			Service Fee
Class A (a)	Class B	Class C	Class A (a)	Class B	Class C
0.10%	0.75%	0.75%	0.25%	0.25%	0.25%

(a)	The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Prior to the Closing, Columbia Management Distributors, Inc. (the “Previous Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund’s shares. There were no changes to the underwriting discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.20% of the Fund’s average daily net assets on an annualized basis. This arrangement may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended June 30, 2010, these custody credits reduced total expenses by $55 for the Fund.

Note 6. Portfolio Information

For the six month period ended June 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $173,116,143 and $147,015,815, respectively.

Note 7. Regulatory Settlements

During the six month period ended June 30, 2010, the Fund received payments totaling $22,629 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2010, the average daily loan balance outstanding on days where borrowing existed was $1,000,000 at a weighted average interest rate of 2.00%.

Note 9. Shareholder Concentration

As of June 30, 2010, two shareholder accounts owned 53.6% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Real Estate Sector Risk

Interests held in REITs and other companies principally engaged in the real estate industry are subject to risks similar to those of direct investments in real estate. These risks include fluctuating property values, locally, regionally and nationally, which are affected by various factors including interest rates, property taxes, operating expenses, occupancy rates, environmental regulations and contamination, availability of credit, uninsured casualty and condemnation. The value of REITs and other companies principally engaged in the real estate industry are also affected by, among other factors, changes in the prospect for earnings and/or cash flow growth of the REIT or such real estate-related company itself. Because the value of REITs and real estate-related companies may fluctuate widely in response to changes in factors affecting the real estate markets, the value of an investment in the Fund may be more volatile than the value of an investment in a fund that is invested in a more diverse range of market sectors.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District

Columbia Real Estate Equity Fund

June 30, 2010 (Unaudited)

Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle Funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Consideration and Approval of Advisory Agreements

The Board unanimously approved the Advisory Agreements at a meeting held on December 17, 2009. These agreements were approved by shareholders on March 3, 2010, and took effect upon the closing of the acquisition of the long-term asset management business of Columbia by Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”).

The Advisory Fees and Expenses Committee (the “Committee”) of the Board met on multiple occasions to review the investment management services agreements (the “Advisory Agreements”) for the funds for which the Trustees serve as trustees (each a “Fund,” and collectively, the “Funds”). On December 14, 2009, the Committee recommended that the full Board approve the Advisory Agreements. On December 17, 2009, the full Board, including a majority of the Trustees who have no direct or indirect interest in the Advisory Agreements and who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), approved the Advisory Agreement with Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (“CMIA”) for each Fund. Prior to their approval of the Advisory Agreements, the Committee and the Independent Trustees requested and evaluated materials from, and were provided materials and information about the Transaction and matters related to the proposals by, BOA, Columbia, CMIA and Ameriprise. In connection with their most recent approval of the Funds’ previous advisory agreements (the “Former Advisory Agreements”) on October 28, 2009, the Committee and the Trustees requested and evaluated materials from Columbia, and discussed such materials with representatives of Columbia. The Committee, at meetings held on August 11, 2009, September 23, 2009, October 27, 2009, November 30, 2009, December 7, 2009 and December 14, 2009, and the Independent Trustees, at meetings held on August 12, 2009, August 20, 2009, October 28, 2009, December 8, 2009, December 14, 2009 and December 17, 2009, discussed the materials provided in connection with the October 28, 2009 approvals and the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the Transaction with representatives of BOA, Columbia, CMIA and Ameriprise. The Trustees consulted with experienced legal counsel, who advised on the legal standards for consideration by the Trustees. The Independent Trustees also discussed the proposed approvals with independent legal counsel in private sessions.

The Trustees reviewed each Advisory Agreement, as well as certain information obtained through CMIA’s responses to initial and supplemental questionnaires prepared at the request of the Trustees by counsel to the Funds and independent legal counsel to the Independent Trustees. The Committee and the Trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable.

The Trustees considered all materials that they, their legal counsel or CMIA believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The material factors that formed the basis for the Trustees’ approvals included the factors set forth below:

(i)	the reputation, financial strength, regulatory histories and resources of CMIA and its parent, Ameriprise;

(ii)	the capabilities of CMIA with respect to compliance, including an assessment of CMIA’s compliance system by the Funds’ Chief Compliance Officer;

(iii)	the qualifications of the personnel of CMIA that would be expected to provide advisory services to each Fund, including CMIA’s representations that the Chief Investment Officer of Columbia would serve as the Chief Investment Officer of CMIA, and that the process for determining the portfolio management team for each Fund would be substantially the same process as has customarily been followed by Columbia, and reported to the Trustees, in evaluating the performance of Columbia’s portfolio management teams;

(iv)	the terms and conditions of the Advisory Agreements, including the differences between the Advisory Agreements and Former Advisory Agreements in

connection with CMIA’s efforts to standardize such agreements across the Columbia Fund complex and the legacy RiverSource fund complex;

(v)	the terms and conditions of other agreements and arrangements relating to the future operations of the Funds, including an administrative services agreement and the Master Services and Distribution Agreement;

(vi)	the commitment of CMIA and Ameriprise that there would not be any diminution in the nature, quality and extent of services provided to each Fund or its shareholders following closing of the Transaction;

(vii)	that the Trustees recently had completed a full annual review of the Former Advisory Agreements, as required by the 1940 Act, for each Fund and had determined that they were satisfied with the nature, extent and quality of services provided thereunder and that the management fee rate for each Fund were sufficient to warrant their approval;

(viii)	that the advisory fee rates payable by each Fund would not change;

(ix)	that CMIA and BOA, and not any Fund, would bear the costs of obtaining approvals of the Advisory Agreements;

(x)	that Ameriprise and CMIA had agreed to exercise reasonable best efforts to assure that, for a period of two years after the Closing, there would not be imposed on any Fund any “unfair burden” (within the meaning of Section 15(f) of 1940 Act) with respect to the Transaction; and

(xi)	that certain members of CMIA’s management had a significant amount of experience integrating other fund families; that certain current Columbia personnel that would be integrated into CMIA and its affiliates as a result of the Transaction also had experience in integrating fund families; and that the senior management of CMIA following the Transaction would include certain senior executives of Columbia who were, at that time, responsible for oversight of services provided to the Funds.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the expected nature, extent and quality of services to be provided to the Funds by CMIA and its affiliates and the resources to be dedicated to the Funds by CMIA and its affiliates. The Trustees considered, among other things, the expected effect of the Transaction on the operations of the Funds, the information provided by CMIA with respect to the nature, extent and quality of services to be provided by it, CMIA’s compliance programs and compliance records, the ability of CMIA (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals, the trade execution services to be provided on behalf of the Funds and the quality of CMIA’s investment research capabilities and the other resources that it indicated it would devote to each Fund. As noted above, the Trustees also considered CMIA’s representations that the Chief Investment Officer of Columbia would serve as the Chief Investment Officer of CMIA following the Transaction, and that the process for determining the portfolio management team for each Fund would be substantially the same process as has customarily been followed by Columbia, and reported to the Trustees, in evaluating the performance of Columbia’s portfolio management teams.

The Trustees noted the professional experience and qualifications of the senior personnel of CMIA. The Trustees also considered the compliance programs of and the compliance-related resources proposed to be provided to the Funds by CMIA and its affiliates, including discussions with the Funds’ Chief Compliance Officer regarding CMIA’s compliance program. The Trustees also discussed CMIA’s compliance program with the Chief Compliance Officer for the legacy RiverSource funds. The Trustees also considered CMIA’s representation that the Funds’ Chief Compliance Officer would serve as the Chief Compliance Officer of CMIA following the Transaction. The Trustees considered CMIA’s ability to provide administrative services to the Funds, noting that while some Former Advisory Agreements contemplated the provision of certain administrative services, following the Transaction, all administrative services were anticipated to be provided pursuant to a new administrative services agreement. The Trustees also considered CMIA’s ability to coordinate the activities of each Fund’s other service providers. The Trustees considered performance information provided by CMIA with respect to other mutual funds advised by CMIA, and discussed with senior executives of CMIA its process for identifying which portfolio management teams of the legacy Columbia and legacy CMIA organizations would be responsible for the management of the Funds following the Transaction.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to each Fund under the Advisory Agreements supported the approval of such agreements.

Investment Advisory Fee Rates and Other Expenses. The Trustees considered the fact that the advisory fee rates payable by each Fund to CMIA under the Advisory Agreements were the same as those that were paid by each Fund to Columbia under the Former Advisory Agreements. The Trustees noted that in connection with their October 28, 2009 approval of the Former Advisory Agreements, they had concluded, within the context of their overall conclusions regarding each such agreement, that the advisory fees charged to each Fund supported the continuation of the agreement(s) pertaining to that Fund.

The Trustees noted that in certain cases the effective advisory fee rate for a legacy RiverSource fund was lower than the proposed investment advisory fee rate for a Fund with generally similar investment objectives and strategies. The Trustees also noted that CMIA’s investment advisory fee rates for equity and balanced funds generally are subject to adjustments based on investment performance, whereas the proposed investment advisory fee rates for the Funds, consistent with those in the Former Advisory Agreements, do not reflect performance adjustments. The Trustees considered existing advisory fee breakpoints and CMIA’s undertaking not to change expense caps previously implemented by Columbia with respect to the Funds without further discussion with the Independent Trustees.

The Trustees received and considered information about the advisory fees charged by CMIA to institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, CMIA’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for CMIA and the additional resources required to manage mutual funds effectively. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

The Trustees also considered that for certain Funds, certain administrative services that were provided under the Former Advisory Agreements would not be provided under the Advisory Agreements, but under a separate administrative services agreement. The Trustees noted that, unlike fees under an advisory agreement, fees under the administrative services agreement could be changed without shareholder approval, although CMIA had not proposed any increase in such administrative fees and any such increase would require Board approval. The Trustees also noted Ameriprise’s and CMIA’s covenants regarding compliance with Section 15(f) of the 1940 Act.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected advisory fee rates and expenses of each Fund supported the approval of the Advisory Agreements.

Costs of Services to be Provided and Profitability. The Trustees noted that in connection with their October 28, 2009 approval of the Former Advisory Agreements, they had concluded, within the context of their overall conclusions regarding each such agreement, that profitability to Columbia and its affiliates of their relationships with each Fund supported the continuation of the agreement(s) pertaining to that Fund. In connection with the integration of the legacy Columbia and legacy CMIA organizations, the Trustees considered, among other things, CMIA’s projected annual net expense synergies (reductions in the cost of providing services to the Funds), the timetable over which such synergies are expected to be realized and the extent to which any such synergies are expected to be shared with the Funds. The Trustees also considered information provided by CMIA regarding their respective financial conditions. The Trustees considered that CMIA proposed to continue voluntary expense caps currently in effect for the Funds and that CMIA had undertaken not to change these caps without further discussion with the Independent Trustees. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected profitability to CMIA and its affiliates from its relationship with each Fund supported the approval of the Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any anticipated economies of scale in the provision by CMIA of services to each Fund, to groups of related Funds and to CMIA’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Funds. The Trustees considered Ameriprise’s anticipated net expense synergies resulting from the Transaction, and considered the possibility that the Funds might benefit from economies of scale over time as part of the larger, combined fund complex. The Trustees considered how expected synergies and potential economies of scale might benefit the Funds and their shareholders. The Trustees considered the potential impact of the Transaction on the distribution of the Funds, and noted that the proposed management fee schedules for the Funds generally contained breakpoints that would reduce the fee rate on assets above specified threshold levels. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Funds supported the approval of the Advisory Agreements.

Other Benefits to CMIA. The Trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by CMIA and its affiliates as a result of their relationships with the Funds, such as the engagement of CMIA to provide administrative services to the Funds and the engagement of CMIA’s affiliates to provide distribution and transfer agency services to the Funds. The Trustees considered that the Funds’ distributor, which would be an affiliate of CMIA, retains a portion of the distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Funds. The Trustees also considered the benefits of research made available to CMIA by reason of brokerage commissions generated by the Funds’ securities transactions, and reviewed information about CMIA’s practices with respect to allocating portfolio brokerage for brokerage and research services. The Trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The Trustees recognized that CMIA’s profitability would be somewhat lower without these benefits.

Conclusion. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the Trustees, including the Independent Trustees, approved, and recommended that Fund shareholders approve, each Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. December 21, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As was the case with the last three annual reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”).3 The Transaction if completed would result in the termination of the existing Investment Management Agreements with CMA. Therefore, the Trustees have been requested to approve and recommend to the shareholders of each Atlantic Fund new Investment Management and Sub-Advisory Agreements (together, the “Management Agreements”) with RiverSource Investments, LLC (“RI”),4 investment manager of the RiverSource Funds and a subsidiary of Ameriprise. This report is intended to fulfill the requirements of the AOD with respect to the Trustees’ consideration of the new Management Agreements.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA (or RI), nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]

Preliminary Response of Ameriprise to Information Request of Columbia Atlantic Board dated October 21, 2009 (hereafter, the “Preliminary Response”), p. 1. The one money market Atlantic Fund, Money Market Fund VS, was included in the Transaction because it was an integral part of CMG’s array of Funds used as investment vehicles by variable annuity and similar insurance products.

[4]

Ameriprise intends to re-brand RI with the “Columbia” name (which is one of the assets being sold in the Transaction). Preliminary Response, pp. 4-5. In the case of new Sub-Advisory Agreements, the current sub-adviser would also be a party.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

C. Data Presented to the Trustees

In considering the proposed new Management Agreements with RI, the Trustees relied in part on the data that had been prepared as part of their annual contract review process, which concluded in late October. This data remained relevant because the fees in the proposed Management Agreements were identical to the fees approved at that time. The annual review materials included a Lipper report on the performance of each Atlantic Fund compared to its peers and its benchmark, comparisons of the fees and expenses of each Atlantic Fund to similar CMG-sponsored Funds, comparable competitive funds chosen by Lipper, and institutional accounts advised by CMA, revenues, expenses, and profits of CMG from managing the Atlantic Funds, calculated both by Fund and collectively, and CMG’s views on the existence and sharing of economies of scale.

In addition, the Trustees reviewed materials specific to the proposed new Management Agreements with RI in response to requests for information made on behalf of the Trustees, including the following:

■

Performance data for the RiverSource Funds showing percentile and quartile rankings of each fund within its Lipper performance universe for periods up to five years and net returns of each fund relative to its benchmark returns. This data was arguably relevant due to the possibility that some RiverSource investment teams would be providing investment management services to certain Columbia Funds. [5]

■	tables comparing the fee schedules and effective fee rates of funds managed by CMA and RI and institutional accounts advised by the two firms.

■

extensive discussion of the process by which the various components of the two asset management businesses would be integrated including investment management, compliance, transfer agency, custody, fund accounting, and distribution.

■

information about the financial condition of Ameriprise, including its most recent annual report on Form 10-K, RI’s profit margins from managing the RiverSource Funds in 2007 and 2008, and pro forma income statements for the combined Columbia and RiverSource fund complex.

■

disclosure that certain senior CMG executives, including President Michael Jones, Chief Investment Officer Colin Moore, Head of Mutual Funds J. Kevin Connaughton, and Chief Compliance Officer Linda Wondrack would continue in analogous capacities following the consummation of the Transaction, and

■

a breakdown of the synergies RI expects to realize in the two years following the Transaction and the extent to which those potential synergies are expected to be shared with shareholders of funds advised by RI.

[5]

On page 20 of its Supplemental Response to the Atlantic Trustees (undated but delivered November 24, 2009), Ameriprise said that “most personnel decisions, including with respect to the portfolio management teams for the Atlantic Funds . . . will be made primarily by [current CMA CIO] Colin Moore using the Columbia 5P process.”

II. Findings

1.	Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Atlantic Funds have been negotiated with RI thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

Respectfully submitted,

Steven E. Asher

Shareholder Meeting Results

Columbia Real Estate Equity Fund

On March 3, 2010, a special meeting of shareholders of Columbia Funds Series Trust I was held to consider the approval of several proposals listed in the proxy statement for the meeting. Proposal 1 and Proposal 2 were voted on at the March 3, 2010 meeting of shareholders and Proposal 3 was voted on at an adjourned meeting of shareholders held on March 31, 2010. The shareholder meeting results are as follows:

Proposal 1: A proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (CMIA) was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
210,287,662	4,754,503	3,206,735	22,682,480

Proposal 2: A proposal authorizing CMIA to enter into and materially amend subadvisory agreements for the Fund in the future, with the approval of the Trust’s Board of Trustees, but without obtaining additional shareholder approval, was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
204,564,790	10,778,468	2,905,531	22,682,590

Proposal 3: Each of the nominees for trustees was elected to the Trust’s Board of Trustees, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
John D. Collins	30,977,072,412	859,827,038	0
Rodman L. Drake	30,951,179,004	885,720,446	0
Douglas A. Hacker	30,989,793,279	847,106,171	0
Janet Langford Kelly	30,999,020,814	837,878,636	0
William E. Mayer	16,291,139,483	15,545,759,967	0
Charles R. Nelson	30,997,700,700	839,198,750	0
John J. Neuhauser	30,988,095,661	848,803,789	0
Jonathon Piel	30,968,801,048	868,098,402	0
Patrick J. Simpson	30,999,065,030	837,834,420	0
Anne-Lee Verville	30,996,227,913	840,671,537	0

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Important Information About This Report

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Real Estate Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

On April 30, 2010, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, acquired the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates, which were, prior to this acquisition, part of Bank of America. In connection with the acquisition of the long-term assets, the Columbia Funds have a new investment adviser, RiverSource Investments, LLC, which is now known as Columbia Management Investment Advisers, LLC. For those series that used the services of a subadviser prior to this acquisition, those arrangements continue to be in effect. RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., member FINRA, will act as the principal distributor of the Columbia Funds.

Columbia Real Estate Equity Fund

One Financial Center

Boston, MA 02111-2621

www.columbiafunds.com

This report must be accompanied or preceeded by the Fund’s current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1445 A (8/10)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 23, 2010